Document and Entity Information	Jul. 29, 2026
Document Information [Line Items]
Document Type	8-K12B
Document Period End Date	Jul. 29, 2026
Entity Registrant Name	CRITEO S.A.
Entity Incorporation, State or Country Code	N4
Entity File Number	001-36153
Entity Address, Address Line One	5 Place de la Gare,L-1616 Luxembourg, Grand Duchy of Luxembourg
Entity Address, City or Town	5 Place de la Gare,L-1616 Luxembourg, Grand Duchy of Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-1616
City Area Code	352
Local Phone Number	27866850
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001576427
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	32 Rue Blanche
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Address, Postal Zip Code	75009